Revenue from contract with customers (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Disaggregated Operating Revenues	The following table shows disaggregated operating revenues for the years ended as December 31, 2022, 2021 and 2020.

	2022	2021	2020
Passenger revenue
Passenger revenue	$2,793,420	$1,388,089	$752,050
Miles redeemed	31,299	24,301	8,544

	2,824,719	1,412,390	760,594

Cargo and mail revenue	101,765	71,577	21,002

Other operating revenue
Frequent flyer program - marketing services	28,396	18,897	15,452
Other operating revenue	10,153	7,067	3,955

	38,549	25,964	19,407

	$2,965,033	$1,509,931	$801,003

Summary of Changes in Contract Liabilities
The table below presents the changes in air traffic liability:

	2022	2021
Balance at beginning of year	$557,331	$470,695
Sales	3,320,260	1,801,347
Revenue recognition	(2,623,256)	(1,326,627)
Tax recognition	(450,541)	(218,624)
Reimbursements	(105,508)	(129,296)
Interline tickets	(52,496)	(26,436)
Other	6,015	(13,728)

Balance at end of year	$651,805	$557,331

The table below presents the activity of the current and
non-current
frequent flyer liability:

	2022	2021
Balance at beginning of year	$95,114	$91,213
Deferred of revenue	47,711	28,202
Recognition of revenue	(31,299)	(24,301)

Balance at end of year	$111,526	$95,114

Current	55,292	34,719
Non-current	56,234	60,395

	$111,526	$95,114

Operating Revenue by Principal Geographic Area	Information concerning operating revenue by geographic area for the period ended December 31 is as follows:

	2022	2021	2020
North America	$957,730	$428,457	$233,039
South America	1,094,450	557,827	281,008
Central America	819,534	475,590	246,727
Caribbean	54,770	22,093	20,822

	$2,926,484	$1,483,967	$781,596